FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 17, 2022	Dec. 31, 2021	Apr. 01, 2021	Mar. 31, 2021
Financial instruments
Percentage of currency stronger against the NIS	5.00%
Fair value of borrowing	$ 115			$ 96
Payable in respect of intangible assets purchase balances	$ 11			$ 23
Increase to interest rate (as a percent)		0.50%
Trailing four fiscal quarter periods ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings covenant, minimum net sales requirement			$ 75
Each fiscal quarter thereafter
Financial instruments
Borrowings covenant, minimum net sales requirement			$ 90
Quarters ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings, interest rate			7.20%
Increase to interest rate (as a percent)			0.50%
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Portfolio invested in a single bond issuer (as a percent)	10.00%
Movantik | Each fiscal quarter starting the fiscal quarter ending June 30, 2022
Financial instruments
Borrowings covenant, minimum net sales requirement			$ 14
Fixed rate
Financial instruments
Borrowings, interest rate					6.70%	8.20%
Fixed rate | Quarters ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings, interest rate			7.20%
Fixed rate | Thereafter
Financial instruments
Borrowings, interest rate			6.70%
3-month LIBOR floor rate
Financial instruments
Spread rate	4.80%
Borrowings, interest rate						1.75%
3-month LIBOR floor rate | Quarters ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings, interest rate			1.75%